SHAREHOLDERS' EQUITY (Details) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value	₪ 3.0	₪ 3.0
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued	4,380,268	4,380,268
Number of shares, Outstanding	4,380,268	4,380,268